CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest Income:
Residential whole loans	$ 303,468	$ 332,212	$ 358,161
Securities, at fair value	56,690	90,094	327,201
Other interest-earning assets	1,800	9,850	7,152
Cash and cash equivalent investments	344	676	3,393
Interest Income	362,302	432,832	695,907
Interest Expense:
Asset-backed and other collateralized financing arrangements	104,597	242,039	315,344
Other interest expense	15,788	26,719	17,012
Interest Expense	120,385	268,758	332,356
Net Interest Income	241,917	164,074	363,551
Reversal/(Provision) for credit and valuation losses on residential whole loans and other financial instruments	44,863	(22,381)	(2,569)
Net Interest Income after Provision for Credit and Valuation Losses	286,780	141,693	360,982
Other Income, net:
Net gain on residential whole loans measured at fair value through earnings	16,736	20,765	44,149
Gain on investment in lima one common equity	38,933	0	0
Impairment and other gains and losses on securities available-for-sale and other assets	33,956	(425,082)	(180)
Lima One - origination, servicing and other fee income	22,600	0	0
Net gain/(loss) on real estate owned	22,838	5,391	(5,878)
Net realized (loss)/gain on sales of securities and residential whole loans	0	(188,847)	62,002
Loss on terminated swaps previously designated as hedges for accounting purposes	0	(57,034)	0
Other, net	30,040	(34,762)	11,583
Other Income/(Loss), net	165,103	(679,569)	111,676
Operating and Other Expense:
Compensation and benefits	53,817	31,042	32,235
Other general and administrative expense	31,729	25,666	20,413
Loan servicing, financing and other related costs	30,867	40,372	41,893
Amortization of intangible assets	6,600	0	0
Costs associated with restructuring/forbearance agreement	0	44,434	0
Operating and Other Expense	123,013	141,514	94,541
Net Income/(Loss)	328,870	(679,390)	378,117
Less Preferred Stock Dividend Requirement	32,875	29,796	15,000
Net Income/(Loss) Available to Common Stock and Participating Securities	$ 295,995	$ (709,186)	$ 363,117
Basic Earnings/(Loss) per Common Share (usd per share)	$ 2.66	$ (6.28)	$ 3.21
Diluted Earnings/(Loss) per Common Share (in usd per share)	$ 2.63	$ (6.28)	$ 3.17